NET INCOME/(LOSS) PER SHARE (Tables)	12 Months Ended
Dec. 31, 2024
Earnings Per Share [Abstract]
Summary of computation of basic and diluted net income/(loss) per share

The following table sets forth the computation of basic and diluted net income/(loss) per share for the periods indicated:

	Year ended December 31,
	2022	2023	2024
	RMB	RMB	RMB
Basic net income/(loss) per share calculation
Numerator:
Net income/(loss)	13,172	(7,298)	(1,048,954)
Net income/(loss) attributed to ordinary shareholders for computing net income/(loss) per ordinary shares -basic	13,172	(7,298)	(1,048,954)
Denominator:
Weighted average ordinary shares outstanding used in computing net income/(loss) per ordinary shares-basic	172,254,080	173,725,790	171,412,125
Net income/(loss) per ordinary share attributable to ordinary shareholders-basic	0.08	(0.04)	(6.12)
Diluted net income/(loss) per ordinary share calculation
Denominator:
Weighted average ordinary shares basic outstanding	172,254,080	173,725,790	171,412,125
Effect of potentially diluted stock options	2,931,766	—	—
Effect of potentially diluted RSUs	805,638	—	—
Weighted average ordinary shares outstanding used in computing net income/(loss) per ordinary shares-diluted	175,991,484	173,725,790	171,412,125
Net income/(loss) per ordinary share attributable to ordinary shareholders-diluted	0.07	(0.04)	(6.12)